Goodwill - Summary (Details) - Goodwill - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in goodwill and intangible assets
Intangible assets at beginning of period	€ 31,088
Intangible assets at end of period	33,106	€ 31,088
Historical cost
Changes in goodwill and intangible assets
Intangible assets at beginning of period	31,190	27,636
Foreign currency exchange differences	1,526	1,838
Additions from business combinations	589	1,736
Retirements/disposals	(95)	(20)
Intangible assets at end of period	33,210	31,190
Accumulated amortization
Changes in goodwill and intangible assets
Intangible assets at beginning of period	(102)	(99)
Foreign currency exchange differences	2	3
Intangible assets at end of period	€ (104)	€ (102)